FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Hedging instruments of net foreign investment (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 COP ($)	Dec. 31, 2021 COP ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2022 USD ($)
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Designated capital as a hedged instrument				$ 2,060,000
Financing with Correspondent Banks
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Gains (losses) recognized in OCE related to exchange difference on conversion of debt securities	$ (1,833,087)	$ (1,207,052)	$ (341,792)
Net foreign investment
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Principal balance				2,450,000
Designated capital as a hedged instrument				2,060,000
Net foreign investment | Debt securities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Principal balance				2,250,000
Designated capital as a hedged instrument				$ 1,860,000
Net foreign investment | Debt securities | Debt Securities Issued, 7.03% Principal 750,000
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Interest rate				7.03%
Principal balance				$ 750,000
Designated capital as a hedged instrument				$ 360,000
Net foreign investment | Debt securities | Debt Securities Issued, 4.68% Principal 436,516
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Interest rate				4.68%
Principal balance				$ 436,516
Designated capital as a hedged instrument				$ 436,516
Net foreign investment | Debt securities | Debt Securities Issued, 4.68% Principal 85,710
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Interest rate				4.68%
Principal balance				$ 85,710
Designated capital as a hedged instrument				$ 85,710
Net foreign investment | Debt securities | Debt Securities Issued, 4.68% Principal 27,774
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Interest rate				4.68%
Principal balance				$ 27,774
Designated capital as a hedged instrument				$ 27,774
Net foreign investment | Debt securities | Debt Securities Issued, 3.02% Principal 598,032
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Interest rate				3.02%
Principal balance				$ 598,032
Designated capital as a hedged instrument				$ 598,032
Net foreign investment | Debt securities | Debt Securities Issued, 3.02% Principal 351,968
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Interest rate				3.02%
Principal balance				$ 351,968
Designated capital as a hedged instrument				351,968
Net foreign investment | Financing with Correspondent Banks
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Principal balance				200,000
Designated capital as a hedged instrument				$ 200,000
Net foreign investment | Financing with Correspondent Banks | Financing with Correspondent Banks, 6.06%, Principal 150,000
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Interest rate				6.06%
Principal balance				$ 150,000
Designated capital as a hedged instrument				$ 150,000
Net foreign investment | Financing with Correspondent Banks | Financing with Correspondent Banks, 6.36%, Principal 50,000
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Interest rate				6.36%
Principal balance				$ 50,000
Designated capital as a hedged instrument				$ 50,000